Consolidated Shareholders Equity - USD ($)	Common Stock Shares Issuable	Common Stock	Additional Paid-In Capital	Retained Earnings	Total
Beginning Balance, Shares at Dec. 31, 2013		25,368,502
Beginning Balance, Value at Dec. 31, 2013		$ 254	$ 546	$ 7,579	$ 8,379
Distribution to stockholders				(4,000)	(4,000)
Stock-based compensation granted prior to merger, Shares		6,342,126
Stock-based compensation granted prior to merger, Amount		$ 64	3,133,009		3,133,073
Recapitalization upon Reverse Merger, Shares		8,714,372
Recapitalization upon Reverse Merger, Value		$ 87	5,258		5,345
Stock-based compensation - restricted shares			40,903		40,903
Stock-based compensation - warrants			$ 146,551		$ 146,551
Common shares issuable for services to related party at Dec. 31, 2014	30,000		18,300		18,300
Common shares issued for services, Shares		50,000
Common shares issued for services, Value		$ 1	$ 31,499		$ 31,500
Conversion of convertible notes payable to common shares, Shares		4,043,750
Conversion of convertible notes payable to common shares, Value		$ 40	323,460		323,500
Net income (loss)				(3,619,192)	(3,619,192)
Ending Balance, Shares at Dec. 31, 2014	30,000	44,518,750
Ending Balance, Value at Dec. 31, 2014		$ 446	3,699,526	(3,615,613)	84,359
Common shares issued for services, Shares	35,607	250,000
Common shares issued for services, Value		$ 2	195,085		195,087
Shares issued for cash, Shares	833,333
Shares issued for cash, Amount			250,000		250,000
Stock based compensation granted to employees, Shares		164,981
Stock based compensation granted to employees, Amount		$ 2	124,097		124,099
Recension and cancellation of common shares, Shares		(125,000)
Recension and cancellation of common shares, Amount		$ (2)			(2)
Net income (loss)				(515,653)	(515,653)
Ending Balance, Shares at Dec. 31, 2015	898,940	44,808,731
Ending Balance, Value at Dec. 31, 2015		$ 448	$ 4,268,708	$ (4,131,266)	137,890
Common shares issued for services, Value					9,198
Net income (loss)					(98,332)
Ending Balance, Value at Jun. 30, 2016					$ 124,306